Leases - Lease Payments Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
2026	$ 4,658	$ 4,666
2027	3,850	4,232
2028	3,283	3,272
2029	2,296	2,809
2030	1,149	1,899
Thereafter	2,953	2,742
Total undiscounted cash flows	18,189	19,620
Less: imputed interest	(1,666)	(1,796)
Present value of lease liabilities	16,523	17,824
Northfield Bancorp, Inc. [Member]
Lessee, Lease, Description [Line Items]
2026	6,009
2027	4,940
2028	4,691
2029	3,235
2030	2,793
Thereafter	15,490
Total undiscounted cash flows	37,158
Less: imputed interest	(7,515)
Present value of lease liabilities	$ 29,643	$ 32,209